DEBT AND INTEREST	12 Months Ended
Dec. 31, 2014
DEBT AND INTEREST
DEBT AND INTEREST

6. DEBT AND INTEREST

The following table provides the components of the company’s short-term debt obligations, along with applicable interest rates as of December 31, 2014 and 2013:

MILLIONS,	2014		2013
EXCEPT INTEREST RATES		AVERAGE		AVERAGE
		INTEREST		INTEREST
	PAYABLE	RATE	PAYABLE	RATE

Short-term debt
Commercial paper	$887.8	0.46%	$304.8	0.34%
Notes payable	62.1	9.65%	50.9	9.43%
Long-term debt, current maturities	755.5		505.3
Total	$1,705.4		$861.0

In December 2014, the company increased its multi-year credit facility from $1.5 billion to $2.0 billion and extended the maturity date from September 2016 to December 2019. The credit facility has been established with a diverse syndicate of banks and supports the company’s $2.0 billion U.S. commercial paper program, which was increased to $2.0 billion from $1.5 billion following the increase in the multi-year credit facility, and the company’s $200 million European commercial paper program. Combined borrowing under these two commercial paper programs may not exceed $2.0 billion. The company’s U.S. commercial paper program, as shown in the previous table, had $888 million and $305 million outstanding as of December 31, 2014 and 2013, respectively. The company had no commercial paper outstanding under its European program at December 31, 2014 or 2013.

As of December 31, 2014, the company’s short-term borrowing program was rated A-2 by Standard & Poor’s and P-2 by Moody’s.

The following table provides the components of the company’s long-term debt obligations, along with applicable interest rates as of December 31, 2014 and 2013:

MILLIONS, EXCEPT INTEREST RATES

			2014			2013
			AVERAGE	EFFECTIVE		AVERAGE	EFFECTIVE
	MATURITY	CARRYING	INTEREST	INTEREST	CARRYING	INTEREST	INTEREST
	BY YEAR	VALUE	RATE	RATE	VALUE	RATE	RATE
Long-term debt
Description / 2014 Principal Amount
Three year 2011 senior notes ($0 million)	2014	—	—	—	$499.9	2.38%	2.40%
Seven year 2008 senior notes ($250 million)	2015	$250.0	4.88%	4.99%	249.7	4.88%	4.99%
Three year 2012 senior notes ($500 million)	2015	500.0	1.00%	1.02%	499.9	1.00%	1.02%
Series B private placement senior notes (€175 million)	2016	217.9	4.59%	4.67%	237.8	4.59%	4.67%
Five year 2011 senior notes ($1.25 billion)	2016	1,249.1	3.00%	3.04%	1,248.6	3.00%	3.04%
Term loan ($400 million)	2016	400.0	1.29%	1.29%	800.0	1.33%	1.33%
Five year 2012 senior notes ($500 million)	2017	497.6	1.45%	0.93%	499.7	1.45%	1.47%
Series A private placement senior notes ($250 million)	2018	250.0	3.69%	5.15%	250.0	3.69%	5.15%
Ten year 2011 senior notes ($1.25 billion)	2021	1,249.4	4.35%	4.36%	1,249.3	4.35%	4.36%
Series B private placement senior notes ($250 million)	2023	250.0	4.32%	4.32%	250.0	4.32%	4.32%
Thirty year 2011 senior notes ($750 million)	2041	743.1	5.50%	5.53%	742.8	5.50%	5.53%
Capital lease obligations		9.3			12.7
Other		3.1			8.4
Total debt		5,619.5			6,548.8
Long-term debt, current maturities		(755.5)			(505.3)
Total long-term debt		$4,864.0			$6,043.5

Term Loans

In November 2012, the company entered into a $900 million term loan credit agreement with various banks. In April 2013, in connection with the close of the Champion transaction, the company initiated term loan borrowings of $900 million. Under the agreement, the term loan bears interest at a floating base rate plus a credit rating based margin. The term loan can be repaid in part or in full at any time without penalty, but in any event must be repaid in full by April 2016. In February 2014, April 2014 and September 2014, the company repaid $100 million, $150 million and $150 million, respectively, of term loan borrowings. In September 2013, the company repaid $100 million of term loan borrowings.

Public Notes

In January 2015, subsequent to the company’s year end, the company issued $600 million of debt securities in a public offering consisting of $300 million that mature in 2018 at a rate of 1.55% and $300 million that mature in 2020 at a rate of 2.25%. The proceeds were used to repay a portion of the company’s outstanding commercial paper and for general corporate purposes.

In December 2012, in a public offering, the company issued $500 million of debt securities that mature in 2017 at a rate of 1.45%. The proceeds were used to finance a portion of the cash consideration paid in connection with the Champion acquisition.

In August 2012, in a public offering, the company issued $500 million of debt securities that mature in 2015 at a rate of 1.00%. The proceeds were used to refinance outstanding commercial paper and for general corporate purposes.

In December 2011, the company issued $3.75 billion of debt securities in a public debt offering. The offering was a multi-tranche transaction consisting of three, five, ten and thirty year maturities. Interest rates range from 2.38% to 5.50%. The proceeds were used to repay outstanding commercial paper, which was issued to fund a portion of the cash component of the Nalco merger, repay the Nalco term loans and fund share repurchases. The $500 million 2.38% notes were repaid at maturity in December 2014.

In February 2008, the company issued and sold $250 million aggregate principal amount of senior unsecured notes that mature in 2015 at a rate of 4.88% in a public debt offering. The proceeds were used to refinance outstanding commercial paper and for general corporate purposes. The $250 million 4.88% notes were repaid at maturity in February 2015, subsequent to the company’s year end.

The series of notes issued by the company in January 2015, December 2012, August 2012 and December 2011, pursuant to public debt offerings (the “Public Notes”) may be redeemed by the company at its option at redemption prices that include accrued and unpaid interest and a make-whole premium. Upon the occurrence of a change of control accompanied by a downgrade of the Public Notes below investment grade rating, within a specified time period, the company will be required to offer to repurchase the Public Notes at a price equal to 101% of the aggregate principal amount thereof, plus any accrued and unpaid interest to the date of repurchase.

The Public Notes are senior unsecured and unsubordinated obligations of the company and rank equally with all other senior and unsubordinated indebtedness of the company.

Private Notes

In October 2011, the company entered into a Note Purchase Agreement to issue and sell $500 million private placement senior notes, split into two series: $250 million of seven year notes that mature in 2018 at a rate of 3.69% and $250 million of twelve year notes that mature in 2023 at a rate of 4.32%. Both series of the notes were funded in November 2011. The proceeds were used for general corporate purposes, including partially funding the Nalco merger.

In July 2006, the company entered into a Note Purchase Agreement to issue and sell €175 million ($218 million as of December 31, 2014) private placement Series B Senior Notes that mature in 2016 at a rate of 4.59%. The notes were issued in December 2006.

The series of notes issued by the company in December 2006 and November 2011 pursuant to private debt offerings (the “Private Notes”) may be redeemed by the company at its option at redemption prices that include accrued and unpaid interest and a make-whole premium. Upon the occurrence of specified changes of control involving the company, the company will be required to offer to repurchase the Private Notes at a price equal to 100% of the aggregate principal amount thereof, plus any accrued and unpaid interest to the date of repurchase. Additionally, the company will be required to make a similar offer to repurchase the Private Notes upon the occurrence of specified merger events or asset sales involving the company, when accompanied by a downgrade of the Private Notes below investment grade rating, within a specified time period.

The Private Notes are unsecured senior obligations of the company and rank equal in right of payment with all other senior indebtedness of the company. The Private Notes shall be unconditionally guaranteed by subsidiaries of the company in certain circumstances, as described in the note purchase agreements as amended.

Covenants and Future Maturities

The company is in compliance with all covenants under the company’s outstanding indebtedness at December 31, 2014.

As of December 31, 2014, the aggregate annual maturities of long-term debt for the next five years were:

MILLIONS
2015	$756
2016	1,869
2017	499
2018	250
2019	1

Net Interest Expense

Interest expense and interest income incurred during 2014, 2013 and 2012 were as follows:

MILLIONS	2014	2013	2012
Interest expense	$268.0	$272.8	$285.6
Interest income	(11.4)	(10.5)	(8.9)
Interest expense, net	$256.6	$262.3	$276.7

Interest expense generally includes the expense associated with the interest on the company’s outstanding borrowings. Interest expense also includes the amortization of debt issuance costs and debt discounts, which are both recognized over the term of the related debt.